Schedule of Condensed Financial Statements (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation or formation	Oct. 16, 2018
Global BioMedical Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Apr. 18, 2017	Apr. 18, 2017
Attributable interest percentage	90.90%	90.90%	90.90%
Global BioLife Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Apr. 14, 2017	Apr. 14, 2017
Attributable interest percentage	81.80%	81.80%	63.60%
BioLife Sugar Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Apr. 23, 2018	Apr. 23, 2018
Attributable interest percentage	90.90%	90.90%	63.60%
Happy Sugar Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Aug. 17, 2018	Aug. 17, 2018
Attributable interest percentage	81.80%	81.80%	63.60%
Sweet Sense Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Apr. 30, 2018	Apr. 30, 2018
Attributable interest percentage	95.50%	95.50%	81.80%
Global Sugar Solutions Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
State or other jurisdiction of incorporation or organization	Nevada	Nevada
Date of incorporation or formation	Nov. 07, 2019	Nov. 07, 2019
Attributable interest percentage	100.00%	100.00%	80.00%